Risks And Concentrations - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CN
Foreign Currency Risk [Line Items]
Cash and cash equivalents,restricted cash and Short-term investments	¥ 5,298,304	¥ 3,806,418